Guarantees (Tables)	12 Months Ended
Dec. 31, 2019
Guarantees [Abstract]
Summary of NRG's estimated guarantees, indemnity, and other contingent liability
The following table summarizes the maximum potential exposures that can be estimated for NRG's guarantees, indemnities, and other contingent liabilities by maturity:

	By Remaining Maturity at December 31,
(In millions)	2019
Guarantees	Under 1 Year	1-3 Years	3-5 Years	Over 5 Years	Total	2018 Total
Letters of credit and surety bonds(a)	$878	$115	$31	$—	$1,024	$1,253
Asset sales guarantee obligations	4	490	—	204	698	793
Other guarantees	77	5	—	206	288	721
Total guarantees	$959	$610	$31	$410	$2,010	$2,767
(a)December 31, 2019 includes $14 million of letter of credit and surety bonds for the benefit of GenOn where NRG holds cash or letter of credit to back stop the liability